Note 13 - Retirement and Pension Plans (Tables)	12 Months Ended
Mar. 31, 2014
Note 13 - Retirement and Pension Plans (Tables) [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014

Service cost	¥467,583	¥479,158	¥542,584	$5,269
Interest cost	48,335	46,975	45,418	441
Expected return on plan assets	(27,086)	(29,796)	(48,303)	(470)
Amortization of transition obligation	369	369	369	4
Other	(12,632)	-	-	-

Net periodic pension cost	¥476,569	¥496,706	¥540,068	$5,244

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014

Net actuarial loss (gain)	¥39,083	¥92,808	¥(63,775)	$(619)
Amortization of transition obligation in net periodic pension cost	(369)	(369)	(369)	(4)
Other	12,632	-	-	-

Amounts recognized in other comprehensive income (loss)	¥51,346	¥92,439	¥(64,144)	$(623)

Total net periodic pension cost and amounts recognized in other comprehensive income	¥527,915	¥589,145	¥475,924	$4,621

Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Change in benefit obligation:
Benefit obligation at beginning of year	¥3,196,857	¥3,855,332	$37,438
Service cost	479,158	542,584	5,269
Interest cost	46,975	45,418	441
Actuarial loss	209,406	17,098	166
Benefit paid	(77,064)	(33,834)	(329)

Benefit obligation at end of year	3,855,332	4,426,598	42,985

Change in plan assets:
Fair value of plan assets at beginning of year	1,655,373	2,012,611	19,544
Actual return on plan assets	146,394	129,176	1,254
Employer contribution	257,288	296,631	2,880
Benefits paid	(46,444)	(13,919)	(135)

Fair value of plan assets at end of year	2,012,611	2,424,499	23,543

Funded status at end of year	¥(1,842,721)	¥(2,002,099)	$(19,442)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Accrued retirement and pension costs―noncurrent	¥(1,842,721)	¥(2,002,099)	$(19,442)

Net amount recognized	¥(1,842,721)	¥(2,002,099)	$(19,442)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Net actuarial loss	¥305,049	¥241,275	$2,343
Obligation at transition	1,104	734	7
Total	¥306,153	¥242,009	$2,350

Schedule of Assumptions Used [Table Text Block]
	Benefit Obligations		Net Periodic Costs
	2013	2014	2012	2013	2014

Discount rate	1.2%	1.7%	1.8%	1.5%	1.2%
Expected long-term rate of return on plan assets			1.9	1.8	2.4
Rate of increase in compensation	3.3	3.2	3.4	3.3	3.3

Schedule of Expected Benefit Payments [Table Text Block]
Years Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2015	¥64,015	$622
2016	75,530	734
2017	99,316	964
2018	123,816	1,202
2019	134,463	1,306
2020－2024	1,279,018	12,420

Total	¥1,776,158	$17,248

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of Yen
				Total
	Level 1	Level 2	Level 3	2013

March 31, 2013

Assets―
Available-for-sale securities―equity securities	¥1,309,923	-	-	¥1,309,923
	Thousands of Yen
				Total
March 31, 2014	Level 1	Level 2	Level 3	2014
Assets―
Available-for-sale securities―equity securities	¥3,751,011	-	-	¥3,751,011

United States of America, Dollars
Note 13 - Retirement and Pension Plans (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2014	Thousands of U.S. Dollars
	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese equity	$3,387	-	-	$3,387
U.S. equity	867	-	-	867
Other equity―developed countries	597	-	-	597
Total equity securities	4,851	-	-	4,851

Debt securities:
Japanese government and municipalities	-	$4,722	-	4,722
Japanese corporate bonds―investment grade	-	1,593	-	1,593
U.S. government	-	635	-	635
Other government―developed countries	-	1,474	-	1,474
Residential mortgage-backed	-	188	-	188
Total debt securities	-	8,612	-	8,612

Other financial instruments*	-	9,225	-	9,225

Cash	855	-	-	855

Total assets at fair value	$5,706	$17,837	-	$23,543

Pension Plan, Defined Benefit [Member]
Note 13 - Retirement and Pension Plans (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2013	Thousands of Yen
	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese equity	¥302,533	-	-	¥302,533
U.S. equity	72,760	-	-	72,760
Other equity―developed countries	51,220	-	-	51,220
Total equity securities	426,513	-	-	426,513

Debt securities:
Japanese government and municipalities	-	¥477,430	-	477,430
Japanese corporate bonds―investment grade	-	59,533	-	59,533
U.S. government	-	74,294	-	74,294
Other government―developed countries	-	103,471	-	103,471
Residential mortgage-backed	-	26,252	-	26,252
Total debt securities	-	740,980	-	740,980

Other financial instruments*	-	800,968	-	800,968

Cash	44,150	-	-	44,150

Total assets at fair value	¥470,663	¥1,541,948	-	¥2,012,611
Basis of Fair Value Measurement of Pension Plan Assets at March 31, 2014	Thousands of Yen
	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese equity	¥348,758	-	-	¥348,758
U.S. equity	89,304	-	-	89,304
Other equity― developed countries	61,498	-	-	61,498
Total equity securities	499,560	-	-	499,560

Debt securities:
Japanese government and municipalities	-	¥486,308	-	486,308
Japanese corporate bonds― investment grade	-	164,037	-	164,037
U.S. government	-	65,339	-	65,339
Other government― developed countries	-	151,824	-	151,824
Residential mortgage-backed	-	19,337	-	19,337
Total debt securities	-	886,845	-	886,845

Other financial instruments*	-	950,011	-	950,011

Cash	88,083	-	-	88,083

Total assets at fair value	¥587,643	¥1,836,856	-	¥2,424,499